Filed Pursuant to Rule 497(e)
1933 Act File No. 333-215588
1940 Act File No. 811-23226
Supplement dated December 8, 2022
to the

TrueShares Structured Outcome (January) ETF
TrueShares Structured Outcome (February) ETF
TrueShares Structured Outcome (March) ETF
TrueShares Structured Outcome (April) ETF
TrueShares Structured Outcome (May) ETF
TrueShares Structured Outcome (June) ETF
TrueShares Structured Outcome (July) ETF
TrueShares Structured Outcome (August) ETF
TrueShares Structured Outcome (September) ETF
TrueShares Structured Outcome (October) ETF
TrueShares Structured Outcome (November) ETF
TrueShares Structured Outcome (December) ETF
(each, a “Fund”)

Summary Prospectus, Prospectus, and Statement of Additional Information
dated April 30, 2022, as previously supplemented

Effective December 5, 2022, the Funds are jointly and primarily managed by Eric Metz, Chief Investment Officer for the Sub-Adviser and Fred Sloneker, Portfolio Manager for the Sub-Adviser. Messrs. Metz and Sloneker have been portfolio managers of the Funds since their respective inception dates. All references to another portfolio manager and related information should be disregarded.

Please retain this Supplement with your Summary Prospectus, Prospectus and SAI for future reference.

Filed Pursuant to Rule 497(e)
1933 Act File No. 333-215588
1940 Act File No. 811-23226
Supplement dated December 8, 2022
to the

RiverNorth Patriot ETF
(the “Fund”)

Summary Prospectus, Prospectus, and Statement of Additional Information
dated April 30, 2022, as previously supplemented

Effective December 5, 2022, the Fund is jointly and primarily managed by Patrick W. Galley, CFA, Chief Executive Officer and Chief Investment Officer for the Sub-Adviser and Joseph Bailey, CAIA, Portfolio Manager and Investment Analyst for the Sub-Adviser. Messrs. Galley and Bailey have been portfolio managers of the Fund since its inception in December, 2021. All references to another portfolio manager and related information should be disregarded.

Please retain this Supplement with your Summary Prospectus, Prospectus and SAI for future reference.

Filed Pursuant to Rule 497(e)
1933 Act File No. 333-215588
1940 Act File No. 811-23226
Supplement dated December 8, 2022
to the

RiverNorth Enhanced Pre-Merger SPAC ETF
(the “Fund”)

Summary Prospectus, Prospectus, and Statement of Additional Information
dated June 30, 2022, as previously supplemented

Effective December 5, 2022, the Fund is jointly and primarily managed by Patrick W. Galley, CFA, Chief Executive Officer and Chief Investment Officer for the Sub-Adviser and Eric Pestrue, CFA, Senior Investment Analyst for the Sub-Adviser. Messrs. Galley and Pestrue have been portfolio managers of the Fund since its inception in June, 2022. All references to another portfolio manager and related information should be disregarded.

Please retain this Supplement with your Summary Prospectus, Prospectus and SAI for future reference.

Filed Pursuant to Rule 497(e)
1933 Act File No. 333-215588
1940 Act File No. 811-23226
Supplement dated December 8, 2022
to the

TrueShares Technology, AI & Deep Learning ETF
(the “Fund”)

Summary Prospectus dated April 30, 2022

Effective December 5, 2022, the Fund is managed solely by Sangbum Kim, Chief Executive Officer for the Sub-Adviser. Mr. Kim has been portfolio manager of the Fund since July, 2020. All references to another portfolio manager and related information should be disregarded.

Please retain this Supplement with your Summary Prospectus for future reference.

Filed Pursuant to Rule 497(e)
1933 Act File No. 333-215588
1940 Act File No. 811-23226
Supplement dated December 8, 2022
to the

TrueShares ESG Active Opportunities ETF
(the “Fund”)

Summary Prospectus dated April 30, 2022, as previously supplemented

Effective December 5, 2022, the Fund is managed solely by Michael Loukas, Chief Executive Officer for the Adviser. All references to another portfolio manager and related information should be disregarded.

Please retain this Supplement with your Summary Prospectus for future reference.

Filed Pursuant to Rule 497(e)
1933 Act File No. 333-215588
1940 Act File No. 811-23226
Supplement dated December 8, 2022
to the

TrueShares Low Volatility Equity Income ETF
(the “Fund”)

Summary Prospectus dated April 30, 2022, as previously supplemented

Effective December 5, 2022, the Fund is managed solely by Austin Graff, CFA, Chief Executive Officer and Chief Investment Officer for the Sub-Adviser. Mr. Graff has been portfolio manager of the Fund since January, 2021. All references to another portfolio manager and related information should be disregarded.

Please retain this Supplement with your Summary Prospectus for future reference.

Filed Pursuant to Rule 497(e)
1933 Act File No. 333-215588
1940 Act File No. 811-23226
Supplement dated December 8, 2022
to the

TrueShares Technology, AI & Deep Learning ETF
TrueShares ESG Active Opportunities ETF
TrueShares Low Volatility Equity Income ETF
(each, a “Fund”)

Prospectus and Statement of Additional Information (“SAI”)
dated April 30, 2022, as previously supplemented

Effective December 5, 2022, the TrueShares Technology, AI & Deep Learning ETF is managed solely by Sangbum Kim, Chief Executive Officer for the Sub-Adviser. Mr. Kim has been portfolio manager of the Fund since July, 2020. The TrueShares ESG Active Opportunities ETF is managed solely by Michael Loukas, Chief Executive Officer for the Adviser. The TrueShares Low Volatility Equity Income ETF is managed solely by Austin Graff, CFA, Chief Executive Officer and Chief Investment Officer for the Sub-Adviser. Mr. Graff has been portfolio manager of the Fund since January, 2021. All references to another portfolio manager and related information should be disregarded.
The “Portfolio Managers” section on page 23 of the Prospectus is supplemented to include the following:
Mr. Loukas founded the Adviser in September 2019 and brings over 20 years of industry experience to the Adviser. Previously, he served as President and CEO of USA Mutuals, where he was directly responsible for executing the company’s strategic vision on a day to day basis. Mr. Loukas was also a founding Principal and CEO of WaveFront Capital Management, an institutional investment advisor that specializes in Emerging Markets and China. Over the course of his career, he has held similar leadership roles at several other alternative investment firms including Evolution Realty Capital, Thompson National Properties, the Kelmoore Investment Company, and Security Benefit. Mr. Loukas began his career with Morgan Stanley Dean Witter and also worked as an institutional equity salesman for CIBC Oppenheimer prior to moving into the registered investment company space. Mr. Loukas received a Bachelor of Arts in Government & International Politics with a minor in Economics from Bowdoin College.
The first paragraph and table identifying each Fund’s portfolio manager under the “Portfolio Managers” section on page 18 of the SAI is replaced with the following:
The following individuals (collectively, the “Portfolio Managers”) are primarily responsible for day-to-day management of a Fund’s portfolio, as indicated in the below table.

Fund	Portfolio Manager
TrueShares Technology, AI & Deep Learning ETF	Sangbum Kim
TrueShares ESG Active Opportunities ETF	Michael Loukas
TrueShares Low Volatility Equity Income ETF	Austin Graff
The “Share Ownership” information contained in the “Portfolio Managers” section on page 18 of the SAI is revised to include Mr. Loukas as follows:
As of December 5, 2022, the Mr. Loukas owned the following Shares of the Funds:

TrueShares Technology, AI & Deep Learning ETF	TrueShares ESG Active Opportunities ETF	TrueShares Low Volatility Equity Income ETF
None	None	None

Filed Pursuant to Rule 497(e)
1933 Act File No. 333-215588
1940 Act File No. 811-23226
The “Other Accounts” information contained in the “Portfolio Managers” section on page 18 of the SAI is revised to include Mr. Loukas as follows:
In addition to the TrueShares ESG Active Opportunities ETF, Mr. Loukas managed the following other accounts for the Adviser as of December 5, 2022, none of which were subject to a performance-based fee:

Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
0	$0	0	$0	0	$0
The “Compensation” information contained in the “Portfolio Managers” section on page 18 of the SAI is replaced with the following:
Mr. Loukas and Mr. Kim each receive a fixed base salary that is not tied to the performance of the applicable Funds they manage. Mr. Graff receives a percentage of the net profits derived by the Adviser from the Income ETF based on the Sub-Advisory Agreement fee schedule.

Please retain this Supplement with your Prospectus and SAI for future reference.